Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

12. Leases

Operating leases

The Company is party to several facility leases in South Africa for office, manufacturing and laboratory space. Dr. Gerdus Kemp, an officer of PET Labs and an employee of ASP Guernsey, is the sole owner of a leased office and production facility in Pretoria, South Africa. A lease for production space in Pretoria, South Africa is being accounted for as a short-term lease effective with the acquisition of 51% of PET Labs.

Quantitative information regarding the Company’s operating lease liabilities is as follows (in thousands):

	Year Ended December 31,
	2025	2024
Operating Lease Cost
Operating lease cost	$785	$664
Other Information
Operating cash flows paid for amounts included in the measurement of lease liabilities	$751	$645
Operating lease liabilities arising from obtaining right-of -use assets	$851	$364
Weighted average remaining lease term (years)	3.25	3.61
Weighted average discount rate	8.70%	9.83%

Future lease payments under noncancelable operating lease liabilities are as follows as of December 31, 2025 (in thousands):

Operating Leases
Future Lease Payments
2026	$655
2027	582
2028	262
2029	164
2030	176
Thereafter	—
Total lease payments	$1,839
Less: imputed interest	(236)
Total operating lease liabilities	$1,603
Less current portion	(544)
Operating lease liabilities - noncurrent	$1,059

The Company records the expense from short term leases as incurred. The Company recorded lease expense from its short term leases of $128,686 and $31,746 for the years ended December 31, 2025 and 2024, respectively.

Financing leases

The Company is party to several ongoing finance leases in South Africa for vehicles and equipment. Some of these finance leases include arrangements with variable interest rates indexed to the prime interest rate in South Africa. The variable interest expense was $1,798 and $0 for the years ended December 31, 2025 and 2024, respectively. The Company elects to include finance lease right-of-use assets in property and equipment, net.

Quantitative information regarding the Company’s finance lease liabilities is as follows (in thousands):

	Year Ended December 31,
	2025	2024
Finance Lease Cost
Interest on lease liabilities	$86	$69
Other Information
Operating cash flows paid for amounts included in the measurement of finance lease liabilities	$131	$101
Amortization of right-of-use assets	$106	$43
Weighted average remaining lease term (years)	3.6	4.4
Weighted average discount rate	13.1%	13.1%

Future lease payments under noncancelable finance lease liabilities are as follows as of December 31, 2025 (in thousands):

Finance Leases
Future Lease Payments
2026	$241
2027	235
2028	194
2029	75
2030	25
Thereafter	49
Total lease payments	$819
Less: imputed interest	(181)
Total lease liabilities	$638
Less current portion	(167)
Finance lease liabilities - noncurrent	$471

Lease receivable

The Company leases certain equipment to customers under sales-type leases and records the leases within lease receivables on the Company’s consolidated balance sheets and records interest income in the Company’s consolidated statements of operations and comprehensive loss. The Company does not have significant variable lease payments or residual value guarantees associated with these leases. Credit risk is monitored regularly, and no allowance for credit losses was recorded as of the reporting date.

The Company’s net investment in sales-type leases were comprised of the following (in thousands):

December 31, 2025
Total undiscounted cash flows	$1,099
Present value discount	(657)
Net investment in sales-type leases	$442
Less current portion	$(16)
Net investment in sales-type leases - noncurrent	$426

Future minimum lease payments to be collected under sales-type leases, excluding lease payments that are not fixed and determinable, as of December 31, 2025 are as follows (in thousands):

Sales-type Leases
Future Lease Payments To Be Collected
2026	$113
2027	113
2028	113
2029	113
2030	112
Thereafter	535
Total undiscounted cash flows	$1,099

Interest income recognized from sales-type leases for the year ended December 31, 2025 was $68,868.